LEASES (Tables)	6 Months Ended
Jun. 30, 2025
LEASES
Schedule of lease receivables relating to sales-type leases

	As of December 31, 2024	As of June 30, 2025
	VND million	VND million	USD
Gross lease receivables	1,642,125	776,193	30,983,275
Received cash	(203,199)	(128,232)	(5,118,633)
Unearned interest income	(279,473)	(156,283)	(6,238,344)
Allowance for losses	—	(249,156)	(9,945,553)
Net investment in sales-type leases	1,159,453	242,522	9,680,744
Reported as:
Current net investment in sales-type lease	134,713	16,648	664,538
Non-current net investment in sales-type lease	1,024,740	225,874	9,016,206
Net investment in sales-type leases	1,159,453	242,522	9,680,744

Schedule of lease income in operating lease

	For the six months ended June 30,
	2024	2025	2025
	VND million	VND million	USD
Lease income relating to lease payments	168,261	265,845	10,611,728
Lease income relating to variable lease payments not included in the measurement of the lease receivable	22,923	20,524	819,256